Note Receivable	6 Months Ended
Jun. 30, 2026
Note Receivable [Abstract]
Note receivable

Note 5. Note receivable

As of June 30, 2026 and December 31, 2025, note receivables consisted of amounts due from two third parties pursuant to repayment arrangements entered into with the Company.

The gross carrying amount of note receivables was approximately US$3.58 million and US$4.28 million as of June 30, 2026 and December 31, 2025, respectively. The Company recorded an allowance for expected credit losses of approximately US$0.21 million as of both June 30, 2026 and December 31, 2025. Accordingly, the net carrying amount of note receivables was approximately US$3.37 million and US$4.07 million, respectively.

	June 30,	December 31,
	2026	2025

Gross note receivables	3,575,439	4,279,839
Allowance for expected credit losses	(208,869)	(208,869)
Note receivables, net	$3,366,570	$4,070,970

During the six months ended June 30, 2026, the Company received repayments from the counterparties pursuant to the agreed repayment arrangements. The Company continues to monitor the collectability of the outstanding balances and evaluates the adequacy of the allowance for expected credit losses based on the counterparties’ repayment status, financial condition and other relevant factors.